Post Balance Sheet events - Summary of Segment Analysis Outlining Impacts which Change in Segment Revenue and Profit (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Post Balance Sheet Events [Line Items]
Revenue		£ 23,723	£ 24,062	£ 19,012
Depreciation and amortisation		(3,514)	(3,510)	(2,631)
Operating profit (loss)		3,381	3,167	3,613
Net finance expense	[1]	(764)	(804)	(712)
Share of post tax profit (loss) of associates and joint ventures		(1)	(9)	6
Profit (loss) before taxation		2,616	2,354	2,907
Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue	[2]	23,746	24,082	18,879
EBITDA	[3]	7,505	7,645	6,459
Depreciation and amortisation		(3,514)	(3,510)	(2,631)
Operating profit (loss)	[2]	3,991	4,135	3,828
Net finance expense		(546)	(594)	(483)
Profit (loss) before taxation		3,444	3,532	3,351
Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue	[4]	(23)	(20)	133
Operating profit (loss)	[4]	(610)	(968)	(215)
Net finance expense	[4]	(218)	(210)	(229)
Profit (loss) before taxation	[4]	(828)	(1,178)	(444)
Segment Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		27,044	27,456	22,178
Segment Revenue [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue		27,076	27,478	22,202
Internal Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		(3,298)	(3,374)	(3,299)
Consumer [Member]
Post Balance Sheet Events [Line Items]
Depreciation and amortisation		(992)	(989)	(353)
Consumer [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue	[2]	10,257	9,924	5,377
EBITDA	[3]	2,376	2,168	1,228
Operating profit (loss)	[2]	1,384	1,179	875
Consumer [Member] | Segment Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		10,360	10,024	5,449
Consumer [Member] | Internal Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		(103)	(100)	(72)
Enterprise [Member]
Post Balance Sheet Events [Line Items]
Depreciation and amortisation		(676)	(658)	(537)
Enterprise [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue	[2]	6,323	6,607	6,375
EBITDA	[3]	2,172	2,362	2,169
Operating profit (loss)	[2]	1,496	1,704	1,632
Enterprise [Member] | Segment Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		6,540	6,845	6,544
Enterprise [Member] | Internal Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		(217)	(238)	(169)
Global Services [Member]
Post Balance Sheet Events [Line Items]
Depreciation and amortisation		(424)	(439)	(422)
Global Services [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue	[2]	5,013	5,479	5,074
EBITDA	[3]	434	495	479
Depreciation and amortisation		(424)	(439)	(422)
Operating profit (loss)	[2]	10	56	57
Global Services [Member] | Segment Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		5,013	5,479	5,074
Global Services [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue		5,013	5,479	5,074
Openreach [Member]
Post Balance Sheet Events [Line Items]
Depreciation and amortisation		(1,360)	(1,369)	(1,301)
Openreach [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue	[2]	2,145	2,062	2,042
EBITDA	[3]	2,520	2,633	2,659
Depreciation and amortisation		(1,360)	(1,369)	(1,301)
Operating profit (loss)	[2]	1,160	1,264	1,358
Openreach [Member] | Segment Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		5,123	5,098	5,100
Openreach [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue		5,123	5,098	5,100
Openreach [Member] | Internal Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		(2,978)	(3,036)	(3,058)
Other [Member]
Post Balance Sheet Events [Line Items]
Depreciation and amortisation		(62)	(55)	(18)
Other [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue	[2]	8	10	11
EBITDA	[3]	3	(13)	(76)
Depreciation and amortisation		(62)	(55)	(18)
Operating profit (loss)	[2]	(59)	(68)	(94)
Other [Member] | Segment Revenue [Member]
Post Balance Sheet Events [Line Items]
Revenue		8	10	11
Other [Member] | Segment Revenue [Member] | Before Specific Items [Member]
Post Balance Sheet Events [Line Items]
Revenue		£ 8	£ 10	£ 11

[1]	Net finance expense includes specific item expense of £218m (2016/17: £210m, 2015/16: £229m).
[2]	Before specific items.
[3]	EBITDA is stated before specific items and is the group’s profitability measure for segments.
[4]	For a definition of specific items, see page 289. An analysis of specific items is provided in note 8.